STOCKHOLDER'S EQUITY (Details Textual) (USD $)											12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Nov. 20, 2013	Dec. 31, 2012	Mar. 31, 2014 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Mar. 31, 2014 Series A-1 [Member] Preferred Stock [Member]	Dec. 31, 2013 Series A-1 [Member] Preferred Stock [Member]	Mar. 31, 2014 Series A-2 [Member] Preferred Stock [Member]	Dec. 31, 2013 Series A-2 [Member] Preferred Stock [Member]	Dec. 31, 2012 Series A-3 [Member]	Dec. 31, 2011 Series A-3 [Member]	Dec. 31, 2012 Series A-3 [Member] Preferred Stock [Member]	Dec. 31, 2011 Series A-3 [Member] Preferred Stock [Member]	Mar. 31, 2014 Series A-3 [Member] Preferred Stock [Member]	Dec. 31, 2013 Series A-3 [Member] Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000	5,000,000			5,426,844	5,426,844	940,000	940,000	736,844	736,844					3,750,000	3,750,000
Preferred Stock, Shares Issued	0	0					940,000	940,000	736,844	736,844					1,500,000	1,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities													1,500,000	1,500,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001									$ 0.001	$ 0.001
Proceeds from Issuance of Preferred Stock and Preference Stock											$ 6,000,000	$ 6,000,000
Common Stock Shares Outstanding	11,690,859	11,687,747		10,351,294
Convertible Preferred Stock, Shares Issued upon Conversion	6,591,494	6,591,494